Dividends on ordinary capital - Summary of Dividends on Ordinary Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend On Ordinary Capital [Abstract]
Dividend on ordinary capital	€ (4,327)	€ (4,356)	€ (4,458)